Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes (Tables):
Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets are comprised of the following:

	2016	2015

Deferred tax assets:
NOL carryover	$3,235,490	$2,382,020
Impairments	33,931	33,931
Warrants	498,575	498,575
Valuation allowance	(3,767,996)	(2,914,526)
Net deferred tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of the provision for income taxes computed at the U.S. federal statutory tax rate (34%) to the Company’s effective tax rate for the period ended December 31, 2016 and 2015 is as follows:

	2016	2015

Book Loss	$746,924	$576,736
State taxes	106,546	82,270
Deductible differences	-	-
Change in valuation allowance	(853,470)	(659,006)

Provision for Income Taxes	$-	$-